UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road King of Prussia, PA	19406
(Address of principal executive offices)	(Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)

COMMERCIAL PAPER† — 42.3%
Banks — 22.2%
Abbey National North America
2.840%, 05/15/08	$20,000	$19,882
ABN AMRO
3.050%, 03/28/08	20,000	19,954
3.015%, 05/13/08	20,000	19,878
Bank of America
4.940%, 03/12/08	20,000	20,000
4.270%, 04/08/08	15,000	15,000
4.180%, 06/06/08	5,000	5,016
Bank of Nova Scotia
3.760%, 04/22/08	20,000	20,000
3.000%, 05/01/08	16,500	16,499
Danske
3.120%, 03/03/08	20,000	19,997
3.140%, 03/06/08	10,600	10,595
4.000%, 04/14/08	20,000	19,902
3.730%, 04/18/08	15,000	14,925
Deutsche Bank Financial LLC
3.100%, 03/03/08	20,000	19,997
JPMorgan Chase
3.700%, 04/17/08	20,000	19,903
3.000%, 05/05/08	20,000	19,892
2.880%, 06/02/08	10,000	9,926
Lloyds TSB Bank PLC
2.910%, 05/08/08	20,000	19,890
2.890%, 05/16/08	20,000	19,878
2.940%, 05/23/08	20,000	19,864
Nordea North America
4.990%, 03/04/08	15,000	14,994
4.400%, 04/02/08	20,000	19,922
Royal Bank of Canada
3.700%, 05/12/08	20,000	19,852
Royal Bank of Scotland Group PLC
5.060%, 03/03/08	10,000	9,997
4.190%, 04/11/08	15,000	14,928
2.960%, 05/14/08	20,000	19,878
3.880%, 06/16/08	20,000	19,769
Societe Generale North America
4.600%, 04/02/08	15,000	14,939
4.300%, 04/08/08	15,000	14,932
3.630%, 06/23/08	20,000	19,770
Svenska Handelsbanken
2.980%, 05/12/08	15,000	14,911
Westpac Banking
5.025%, 03/05/08	20,000	19,989
5.050%, 03/10/08	20,000	19,975
2.990%, 05/07/08	20,000	19,889

		574,743

Finance-Automotive — 0.8%
American Honda Finance
4.210%, 03/14/08	20,000	19,970

Financial Conduits — 2.3%
Nestle Capital
3.840%, 04/10/08	20,000	19,914
3.840%, 05/09/08	20,000	19,853
PACCAR Financial
4.000%, 04/14/08	20,900	20,798

		60,565

	Par (000)	Value (000)

Financial Services - 16.0%
AIG Funding
3.110%, 04/07/08	$20,000	$19,936
Allianz Finance
3.050%, 03/07/08	20,000	19,990
2.980%, 04/22/08	20,000	19,914
2.950%, 05/22/08	20,000	19,866
Barclays US Funding
3.090%, 05/07/08	5,900	5,866
Dexia Delaware LLC
5.000%, 03/11/08	18,000	17,975
4.070%, 04/15/08	20,000	19,898
2.920%, 05/12/08	20,000	19,883
3.060%, 05/30/08	10,000	9,924
Fortis Funding LLC
3.070%, 03/26/08	20,000	19,957
3.010%, 05/14/08	20,000	19,876
General Electric Capital
4.300%, 04/11/08	20,000	19,902
ING America Insurance Holdings
4.200%, 04/07/08	18,500	18,420
ING Funding LLC
3.810%, 04/14/08	20,000	19,907
3.110%, 04/15/08	6,000	5,977
3.110%, 04/18/08	4,000	3,983
2.950%, 05/15/08	20,000	19,877
Merrill Lynch
3.100%, 03/04/08	10,000	9,998
3.110%, 03/05/08	20,000	19,993
Rabobank USA Finance
4.970%, 03/04/08	15,000	14,994
3.020%, 03/27/08	20,000	19,956
2.840%, 05/27/08	20,000	19,863
UBS Finance
4.510%, 04/02/08	15,000	14,940
3.040%, 05/05/08	20,000	19,890
2.995%, 05/20/08	15,000	14,900

		415,685

Retail — 1.0%
Wal-Mart Funding
3.150%, 03/25/08	25,000	24,947
Total Commercial Paper
(Cost $1,095,910)		1,095,910

CORPORATE BONDS — 15.8%
Banks — 6.1%
ANZ (FRN)
4.447%, 04/14/08 (A)	24,000	24,003
Bank of America
3.375%, 02/17/09	6,500	6,520
BNP Paribas (FRN)
3.120%, 08/25/08 (A)	10,000	10,000
Citigroup (FRN)
3.162%, 05/02/08	20,000	20,003
Fortis Bank SA (FRN)
3.864%, 07/18/08 (A)	20,000	20,009
JPMorgan Chase (FRN) (MTN)
4.789%, 04/01/08	20,000	20,017
Nordea Bank AB (FRN)
3.185%, 07/10/08 (A)	5,500	5,500
Svenska Handelsbanken (FRN)
4.468%, 02/06/09 (A)	15,000	15,000

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
Wachovia Bank (FRN)
3.070%, 10/03/08	$15,000	$14,962
Wells Fargo (FRN)
3.215%, 03/10/08	2,500	2,500
3.201%, 03/13/09 (A)	20,000	20,000

		158,514

Computer Hardware — 0.8%
International Business Machines (FRN)
3.104%, 09/02/08 (A)	20,000	19,987

Finance-Automotive — 1.2%
American Honda Finance (FRN) (MTN)
4.525%, 04/10/08 (A)	7,000	7,001
3.168%, 05/12/08 (A)	6,600	6,602
Toyota Motor Credit (FRN) (MTN)
2.528%, 03/17/08	10,000	10,000
2.528%, 03/24/08	7,000	7,000

		30,603

Financial Services — 2.3%
Berkshire Hathaway Finance (FRN)
3.130%, 05/16/08	20,000	20,010
General Electric Capital (FRN) (MTN)
4.318%, 04/15/08	20,000	20,007
3.176%, 05/19/08	20,000	19,999

		60,016

Insurance — 5.4%
AIG Matched Funding (FRN)
4.926%, 06/20/08 (A)	20,000	20,014
Allstate Life Global Funding II (FRN) (MTN)
4.457%, 04/14/08 (A)	20,000	20,003
Allstate Life Global Funding Trusts (FRN)
3.144%, 09/04/08	20,000	19,971
ASIF Global Financing XXI (FRN)
5.408%, 03/14/08 (A)	10,000	10,004
Monumental Global Funding II
3.850%, 03/03/08 (A)	4,500	4,500
Monumental Global Funding III (FRN)
4.906%, 03/20/08 (A)	25,000	25,013
Nationwide Life Global Funding I (FRN) (MTN)
4.964%, 09/23/08 (A)	20,000	20,029
Pricoa Global Funding I (FRN) (MTN)
5.204%, 06/03/08 (A)	20,000	20,015

		139,549

Total Corporate Bonds
(Cost $408,669)		408,669

CERTIFICATES OF DEPOSIT — 13.7%
Domestic — 2.3%
Citigroup
3.020%, 05/20/08	20,000	20,000
3.060%, 05/27/08	20,000	20,000
M&I Bank
4.350%, 04/10/08	20,000	20,001

		60,001

Yankee — 11.4%
Abbey National Treasury Services PLC NY (FRN)
4.679%, 10/02/08	20,000	20,015

	Par (000)	Value (000)

ANZ NY
3.950%, 04/15/08	$20,000	$20,003
Bank of Scotland PLC NY
4.640%, 04/04/08	20,000	20,001
3.920%, 06/16/08	20,000	20,000
Barclays Bank PLC NY
4.600%, 04/03/08	20,000	20,000
3.700%, 05/19/08	20,000	20,000
3.050%, 05/21/08	20,000	20,000
BNP Paribas NY
4.040%, 04/15/08	20,000	20,000
3.030%, 05/21/08	20,000	20,000
Calyon NY
4.380%, 04/10/08	20,000	20,012
4.000%, 04/14/08	15,000	15,004
Fortis Bank NY (FRN)
4.780%, 09/30/08	5,300	5,305
HBOS Treasury Services PLC NY
5.100%, 03/14/08	20,000	20,000
Royal Bank of Canada NY (FRN)
3.062%, 03/24/08	15,000	14,998
Svenska Handelsbanken NY
4.400%, 04/09/08	20,000	20,000
UBS AG CT
4.040%, 06/16/08	20,000	20,002

		295,340

Total Certificates of Deposit
(Cost $355,341)		355,341

FUNDING AGREEMENTS — 1.6%
Metropolitan Life Funding Agreement (FRN)
5.784%, 09/17/08 (B)	20,000	20,000
New York Life Funding Agreement (FRN)
4.779%, 06/05/08 (B)	22,000	22,000

Total Funding Agreements
(Cost $42,000)		42,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Bank — 1.4%
Federal Home Loan Bank (DN)
2.901%, 03/24/08 (C)	10,000	9,981
Federal Home Loan Bank (FRN)
3.235%, 03/05/09	25,000	25,000

Total U.S. Government Agency Obligations
(Cost $34,981)		34,981

MASTER NOTE — 0.8%
Banks — 0.8%
Bank of America (DO)
3.185%, 03/03/08	20,000	20,000
(Cost $20,000)

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 2.4%
AIM STIT Liquid Assets Portfolio	32,477,722	$32,478
BlackRock Liquidity Funds TempFund	30,000,000	30,000

Total Money Market Funds
(Cost $62,478)		62,478

	Par (000)
REPURCHASE AGREEMENTS — 23.9%
Bank of America

3.150% (dated 02/29/08, due 03/03/08, repurchase price $99,025,988, collateralized by Federal National Mortgage Association Bond, 5.000%, due 07/01/34, total market value $ 100,980,000)	$99,000	99,000

Barclays

3.160% (dated 02/29/08, due 03/03/08, repurchase price $150,039,500, collateralized by Federal National Mortgage Association Notes, 5.250% to 6.125%, due 08/01/12 to 08/17/26, total market value $153,001,029)	150,000	150,000

Deutsche Bank

3.160% (dated 02/29/08, due 03/03/08, repurchase price $90,023,700, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 4.000% to 7.000%, due 08/01/12 to 01/01/38, total market value $91,800,000)	90,000	90,000

Greenwich Capital

3.150% (dated 02/29/08, due 03/03/08, repurchase price $60,015,750, collateralized by Federal National Mortgage Association Bonds, 5.000% to 6.500%, due 11/01/21 to 03/01/38, total market value $61,204,544)	60,000	60,000

Merrill Lynch

3.180% (dated 02/29/08, due 03/03/08, repurchase price $115,030,475, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.500%, due 01/01/38 to 02/01/38, total market value $117,304,479)	115,000	115,000

UBS Securities

3.070% (dated 02/29/08, due 03/03/08, repurchase price $30,007,675, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.000% to 8.500%, due 01/10/10 to 09/01/37, total market value $30,602,518)	30,000	30,000

3.160% (dated 02/29/08, due 03/03/08, repurchase price $45,011,850, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.500% to 6.500%, due 10/01/35 to 02/01/36, total market value $45,900,397)	45,000	45,000

	Par (000)	Value (000)
UBS Securities — continued

2.950% (dated 02/29/08, due 04/01/08, repurchase price $30,078,667, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.500% to 5.000%, due 05/01/34 to 10/01/35, total market value $30,600,594) (B)	$30,000	$30,000

Total Repurchase Agreements
(Cost $619,000)		619,000

TOTAL INVESTMENTS — 101.9%
(Cost $2,638,379)*		2,638,379
Other Assets & Liabilities — (1.9)%		(48,132)
TOTAL NET ASSETS — 100.0%		$2,590,247

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $247,680 and represents 9.6% of net assets as of February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $72,000 and represents 2.8% of net assets as of February 29, 2008.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

DO — Demand Obligation: the rate shown is the rate in effect on February 29,

              2008, and the date shown is the next reset date. The rate floats daily

FRN — Floating Rate Note: the rate shown is the rate in effect on February 29,

              2008 and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Liability Company

See Notes to Schedule of Investments.

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at February 29, 2008 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

2. Investment Transactions

Investment transactions are recorded on trade date.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief
Legal Officer
(principal executive officer)

Date	April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief
Legal Officer
(principal executive officer)

Date	April 25, 2008

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	April 28, 2008

*	Print the name and title of each signing officer under his or her signature.